CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 144,805	$ 64,929
Restricted cash - Current	64	474
Restricted cash - Long-Term	0	14
Cash, cash equivalents and restricted cash	$ 144,869	$ 65,417